Fixed Assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Balance at the beginning	€ 42,086	€ 28,892
Additions	4,988	17,241
Accretion of interest	(2,375)	(2,218)	€ (1,729)
Payments	(7,568)	(6,439)
Foreign currency translation	(57)	174
Balance at the end	41,824	42,086	€ 28,892
Current	5,005	4,980
Non-current	36,819	€ 37,106
Optional lease payments	€ 39,325